BLACKROCK FUNDSSM

EQUITY PORTFOLIOS/INVESTOR CLASSES

SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2004

BLACKROCK EUROPEAN EQUITY AND ASIA PACIFIC EQUITY PORTFOLIOS

The Board of Trustees of BlackRock Funds has voted to close the European Equity and Asia Pacific Equity Portfolios to new purchases and exchanges effective as of May 31, 2004 and to terminate and wind up the affairs of each fund on or about June 30, 2004.

The Prospectus is amended to remove information relating to the sale of shares of each fund. Of course, you may still redeem shares of the funds as described in the Prospectus at any time prior to the termination and winding up of the funds. The funds will waive any deferred sales charges or redemption fees applicable. If you are still a shareholder of the funds as of the termination date, BlackRock Funds will send you a check for the net asset value of your shares as determined on that date. For Federal income tax purposes, any redemption is a taxable event and a capital gain or loss may be realized.

BLACKROCK INDEX EQUITY PORTFOLIO

The Board of Trustees of BlackRock Funds has voted to close the Investor B and Investor C share classes of the Index Equity Portfolio to new purchases and exchanges effective as of May 31, 2004. No new purchases or exchanges into those share classes will be accepted after that date. The Prospectus is amended to remove information relating to the sale of these share classes. Of course, you may still redeem shares as described in the Prospectus at any time, subject to any applicable deferred sales charges or redemption fees.

This Supplement is dated May 26, 2004.

BLACKROCK FUNDSSM

EQUITY PORTFOLIOS/SERVICE CLASS

SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2004

BLACKROCK EUROPEAN EQUITY AND ASIA PACIFIC EQUITY PORTFOLIOS

The Board of Trustees of BlackRock Funds has voted to close the European Equity and Asia Pacific Equity Portfolios to new purchases and exchanges effective as of May 31, 2004 and to terminate and wind up the affairs of each fund on or about June 30, 2004.

The Prospectus is amended to remove information relating to the sale of shares of each fund. Of course, you may still redeem shares of the funds as described in the Prospectus at any time prior to the termination and winding up of the funds. The funds will waive any deferred sales charges or redemption fees applicable. If you are still a shareholder of the funds as of the termination date, BlackRock Funds will send you a check for the net asset value of your shares as determined on that date. For Federal income tax purposes, any redemption is a taxable event and a capital gain or loss may be realized.

This Supplement is dated May 26, 2004.

BLACKROCK FUNDSSM

EQUITY PORTFOLIOS/INSTITUTIONAL CLASS

SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2004

BLACKROCK EUROPEAN EQUITY AND ASIA PACIFIC EQUITY PORTFOLIOS

The Board of Trustees of BlackRock Funds has voted to close the European Equity and Asia Pacific Equity Portfolios to new purchases and exchanges effective as of May 31, 2004 and to terminate and wind up the affairs of each fund on or about June 30, 2004.

The Prospectus is amended to remove information relating to the sale of shares of each fund. Of course, you may still redeem shares of the funds as described in the Prospectus at any time prior to the termination and winding up of the funds. The funds will waive any deferred sales charges or redemption fees applicable. If you are still a shareholder of the funds as of the termination date, BlackRock Funds will send you a check for the net asset value of your shares as determined on that date. For Federal income tax purposes, any redemption is a taxable event and a capital gain or loss may be realized.

This Supplement is dated May 26, 2004.